OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2022
Operating Costs And Expenses
OPERATING COSTS AND EXPENSES

28.	OPERATING COSTS AND EXPENSES

The operating costs and expenses of the Company is as follows:

a)	Cost of energy and gas

	2022	2021	2020
Energy purchased for resale
Supply from Itaipu Binacional	1,644	1,946	1,990
Physical guarantee quota contracts	925	832	780
Quotas for Angra I and II nuclear plants	357	244	303
Spot market	530	1,224	1,497
Proinfa Program	598	401	318
	2022	2021	2020
‘Bilateral’ contracts	493	418	333
Energy acquired in Regulated Market auctions	3,334	6,242	3,334
Energy acquired in the Free Market	6,003	4,976	3,977
Distributed generation (‘Geração distribuída’)	1,977	1,268	678
PIS/Pasep and Cofins credits	(1,247)	(1,450)	(1,099)
	14,614	16,101	12,111
Basic Network Usage Charges
Transmission charges - Basic Grid	2,925	3,663	1,910
Distribution charges	50	41	40
PIS/Pasep and Cofins credits	(304)	(367)	(202)
	2,671	3,337	1,748

Gas purchased for resale	2,735	2,011	1,083

Total costs of energy and gas	20,020	21,449	14,942

b)	Construction and infrastructure costs

	2022	2021	2020
Personnel and managers	135	100	83
Materials	2,233	1,150	775
Outsourced services	1,052	682	598
Others	116	104	125
Total	3,536	2,036	1,581

c)	Other operation costs and expenses

	Operating costs		Expected credit loss		General and administrative expenses		Other operating expenses
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Personnel	976	983	-	-	376	258	-	-	1,352	1,240
Employees’ and managers’ income sharing	-	-	-	-	4	2	79	132	83	134
Post-employment benefits (Note 24)	-	-	-	-	-	-	626	15	626	16
Materials	93	76	-	-	55	18	-	-	149	94
Outsourced services	1,433	1,265	-	-	273	185	-	-	1,706	1,450
Depreciation and amortization	1,110	947	-	-	72	102	-	-	1,182	1,049
Operating provisions and adjustments for operating losses	278	86	-	-	-	-	123	145	401	231
Expected credit losses of accounts receivable	-	-	109	144	-	-	-	-	109	144
Reversal of provision for expected credit losses with related party - Renova	-	-	-	-	-	-	(54)	-	(54)	-
Write-off of financial asset (Note 14)	-	-	-	-	-	-	172	-	172	-
Other operation costs and expenses	205	81	-	-	9	7	178	306	398	394
Total	4,095	3,438	109	144	789	572	1,125	598	6,123	4,752

Personnel

2023 Programmed Voluntary Retirement Plan (‘PDVP’)

On December 16, 2022, the Company approved the Programmed Voluntary Retirement Plan (PDVP 2023), with a period for employees to join from December 20, 2022 to January 27, 2023. The program provided for the payment of the legal severance pay in the form of ‘On Request’ and an additional premium, as indemnity, equivalent to a fixed percentage, depending on the length of service at CEMIG, on their remuneration, for each year of work, under the terms of the Program, and, for those employees with more than 25 years of service at CEMIG, the fixed value of 12 remunerations.

The total amount of R$29 has been recorded as expense related to this program, corresponding to the enrollment of 155 employees.

2022 Programmed Voluntary Retirement Plan (‘PDVP’)

On April 18, 2022 the Company approved its Programmed Voluntary Severance Plan (‘the 2022 PDVP’). All the employees of CEMIG, CEMIG D or CEMIG GT are eligible to join the program, from May 2 to 20, 2022, except as provided for in the Program. The program was reopened for joining by employees in the period from May 30 to June 3, 2022. The program provided the standard legal payments for voluntary termination of employment and a bonus, as an indemnity, which is calculated by the application of a percentage determined by the length of time the employee has worked for CEMIG, on the current remuneration, for each year of employment, according to the Program terms, and, for those employees whose job tenure in CEMIG is longer than 25 years, the value of 12 monthly salaries.

The total amount of R$35 has been recorded as expense related to this program, corresponding to enrollment of 324 employees.